UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 80.7%
	Consumer Discretionary - 7.6%
752	Amazon.com, Inc. *	$153,776
2,262	O'Reilly Automotive, Inc. *	148,184
2,086	Under Armour, Inc. - Class A *	161,269
1,928	Whirlpool Corp.	156,785
		620,014
	Consumer Staples - 8.9%
2,159	Clorox Co.	145,603
11,372	Dean Foods Co. *	139,534
3,523	Dr. Pepper Snapple Group, Inc.	147,719
2,583	Hershey Co.	146,844
1,857	JM Smucker Co.	141,949
		721,649

	Energy - 11.3%
1,237	Apache Corp.	152,633
2,026	ConocoPhillips	152,335
1,431	EOG Resources, Inc.	149,611
2,881	Marathon Oil Corp.	151,771
2,060	National Oilwell Varco, Inc.	161,113
3,835	Suncor Energy, Inc.	149,948
		917,411

	Financials - 7.4%
2,599	Cullen/Frost Bankers, Inc.	147,753
3,541	JPMorgan Chase & Co.	144,969
4,488	ProLogis, Inc. REIT	160,850
2,508	Travelers Cos., Inc.	146,417
		599,989

	Health Care - 7.4%
3,517	AmerisourceBergen Corp.	145,604
1,515	Biogen Idec, Inc. *	161,984

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Number of Shares		Value
	Health Care (Continued)
1,842	Humana, Inc.	$148,355
2,995	St. Jude Medical, Inc.	142,802
		598,745

	Industrials - 10.1%
1,502	Caterpillar, Inc.	159,903
1,374	Flowserve Corp.	150,989
1,711	Joy Global, Inc.	162,956
2,011	Norfolk Southern Corp.	150,684
2,242	United Technologies Corp.	198,439
		822,971

	Information Technology - 14.8%
450	Apple, Inc. *	151,052
1,305	F5 Networks, Inc. *	143,876
2,360	Fiserv, Inc. *	147,807
882	International Business Machines Corp.	151,307
4,490	Linear Technology Corp.	148,260
521	Mastercard, Inc. - Class A	156,998
2,576	Teradata Corp. *	155,075
4,109	Xilinx, Inc.	149,855
		1,204,230

	Materials - 7.7%
1,156	CF Industries Holdings, Inc.	163,770
1,497	Eastman Chemical Co.	152,799
2,998	Freeport-McMoRan Copper & Gold, Inc.	158,594
1,426	Praxair, Inc.	154,564
		629,727

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Number of Shares		Value
	Utilities - 5.5%
3,478	Exelon Corp.	$148,998
2,585	NextEra Energy, Inc.	148,534
2,012	Oneok, Inc.	148,908
		446,440

	Total Common Stocks	6,561,176
	(Cost $6,307,506)

	Short-Term Investments - 25.1%
2,041,465	Fidelity Institutional Cash, 0.13%†	2,041,465
	Total Short-Term Investments	2,041,465
	(Cost $2,041,465)

	Total Investments - 105.8%
	(Cost $8,348,971)	8,602,641
	Liabilities less Other Assets- (5.8%)	(472,242)
	Total Net Assets - 100.0%	$8,130,399

* Non-Income Producing Security.
REIT - Real Estate Investment Trust.
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on June 15, 2011.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information
At June 30, 2011, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$8,348,971

Gross Unrealized Appreciation	$267,461
Gross Unrealized Depreciation	(13,791)

Net Unrealized Appreciation on Investments	$253,670

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)
Continued

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)
Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$6,561,176	$-	$-	$6,561,176
Short-Term Investments	2,041,465	-	-	2,041,465
Total Investments, at Value	$8,602,641	$-	$-	$8,602,641

1 All common stocks held in the Fund are level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any level 2 & 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	8/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	8/26/2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/26/2011